Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
10) FINANCIAL INSTRUMENTS
The carrying value of financial instruments approximates fair value, except for notes and debentures, which are not recorded at fair value.  At December 31, 2017 and 2016, the carrying value of the Company’s senior debt was $9.43 billion and $8.85 billion, respectively, and the fair value, which is estimated based on quoted market prices for similar liabilities (Level 2) and includes accrued interest, was $10.16 billion and $9.51 billion, respectively.

The Company uses derivative financial instruments primarily to manage its exposure to market risks from fluctuations in foreign currency exchange rates.  The Company does not use derivative instruments unless there is an underlying exposure and, therefore, the Company does not hold or enter into derivative financial instruments for speculative trading purposes.

Foreign Exchange Contracts
Foreign exchange forward contracts have principally been used to hedge projected cash flows, in currencies such as the British Pound, the Euro, the Canadian Dollar and the Australian Dollar, generally for periods up to 24 months. The Company designates foreign exchange forward contracts used to hedge committed and forecasted foreign currency transactions as cash flow hedges.  Gains or losses on the effective portion of designated cash flow hedges are initially recorded in other comprehensive income and reclassified to the statement of operations when the hedged item is recognized.  Additionally, the Company enters into non-designated forward contracts to hedge non-U.S. dollar denominated cash flows.

At December 31, 2017 and 2016, the notional amount of all foreign currency contracts was $410 million and $433 million, respectively.

Gains (losses) recognized on derivative financial instruments were as follows:

Year Ended December 31,	2017	2016	Financial Statement Account
Non-designated foreign exchange contracts	$(27)	$33	Other items, net

The fair value of the Company’s derivative instruments was not material to the Consolidated Balance Sheets for any of the periods presented.

The Company continually monitors its positions with, and credit quality of, the financial institutions that are counterparties to its financial instruments. The Company is exposed to credit loss in the event of nonperformance by the counterparties to the agreements. However, the Company does not anticipate nonperformance by the counterparties.
The Company’s receivables do not represent significant concentrations of credit risk at December 31, 2017 and 2016, due to the wide variety of customers, markets and geographic areas to which the Company’s products and services are sold.